Fathom OpCo Predecessor Period Acquisitions - Majestic - Summary of Revenue and Net (Loss) Income Since Acquisition (Details) - Majestic Metals, LLC [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Revenue	$ 911
Net (loss)	$ (1,129)